SCHEDULE OF NET INCOME (LOSS) PER COMMON SHARE (Details) - USD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Earnings Per Share [Abstract]
Net income (loss) available to common shareholders	$ (20,708,716)	$ (18,109,457)
Add: interest expense on convertible debt		47,075
Add (less) loss (gain) on change of derivative liabilities		(3,595)
Net income (loss) adjusted for common stock equivalents	$ (20,708,716)	$ (18,065,977)
Weighted average shares - basic	7,080,914,317	5,091,857,082
Net income (loss) per share – basic	$ (0.00)	$ (0.00)
Weighted average shares – diluted	7,080,914,317	5,091,857,082
Net income (loss) per share – diluted	$ (0.00)	$ (0.00)